Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Borrowings Under Credit Facilities And Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	September 30,	December 31,
	2014	2013

Oncor (a):
6.375% Fixed Senior Notes due January 15, 2015	$500	$500
5.000% Fixed Senior Notes due September 30, 2017	324	324
6.800% Fixed Senior Notes due September 1, 2018	550	550
2.150% Fixed Senior Notes due June 1, 2019	250	-
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	400	400
5.300% Fixed Senior Notes due June 1, 2042	500	500
Unamortized discount	(20)	(23)
Less amount due currently	(500)	-
Long-term debt, less amounts due currently — Oncor	4,955	5,202
Bondco (b):
5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015	54	106
5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016	168	205
Unamortized fair value discount related to transition bonds	-	(1)
Less amount due currently	(136)	(131)
Long-term debt, less amounts due currently — Bondco	86	179
Total long-term debt, less amounts due currently	$5,041	$5,381

__________

(a)   Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” in Note 6 to Financial Statements in our 2013 Form 10-K for additional information.

(b)   The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.

	December 31,
	2013	2012
Oncor (a):
6.375% Fixed Senior Notes due January 15, 2015	$500	$500
5.000% Fixed Senior Notes due September 30, 2017	324	324
6.800% Fixed Senior Notes due September 1, 2018	550	550
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	400	300
5.300% Fixed Senior Notes due June 1, 2042	500	500
Unamortized discount	(23)	(35)
Long-term debt, less amounts due currently — Oncor	5,202	5,090

Bondco (b):
4.950% Fixed Series 2003 Bonds due in semiannual installments through February 15, 2013	-	10
5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015	106	145
5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016	205	281
Unamortized fair value discount related to transition bonds	(1)	(1)
Less amount due currently	(131)	(125)
Long-term debt, less amounts due currently — Bondco	179	310
Total long-term debt, less amounts due currently	$5,381	$5,400

__________

(a)Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.

(b)The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.

Schedule Of Long-Term Debt Maturity

Year	Amount
2014	$131
2015	639
2016	41
2017	324
2018	550
Thereafter	3,851
Unamortized fair value discount	(1)
Unamortized discount	(23)
Total	$5,512